Earnings per share - Additional Information (Detail) - shares		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Shares conversion ratio	851.00%
Shares relating to potential dilutive effect (shares)		5,691,377	0	0